Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2020
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Details of Bank Debt

(in thousands)	June 30 2020	December 31 2019
Current portion	$-	$-
Long-term portion	640,500	874,500

Gross bank debt outstanding 1	$640,500	$874,500

1)	There is $6 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other (see Note 26).

Summary of Lease Liabilities Explanatory

(in thousands)	June 30 2020	December 31 2019
Current portion	$718	$724
Long-term portion	3,054	3,528

Total lease liabilities	$3,772	$4,252

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis of these leases is as follows:

(in thousands)	June 30 2020
Not later than 1 year	$718
Later than 1 year and not later than 5 years	3,054
Later than 5 years	-

Total lease liabilities	$3,772

Summary of Company's Finance Costs
A summary of the Company’s finance costs relative to the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2020	2019	2020	2019

Interest Expense During Period
Average principal outstanding during period		$708,450	$1,165,994	$746,461	$1,195,591
Average effective interest rate during period	18.1	1.97%	4.25%	2.53%	4.27%
Total interest expense incurred during period		$3,487	$12,388	$9,432	$25,508
Costs related to undrawn credit facilities	18.1	1,121	871	2,259	1,712
Interest expense - lease liabilities	18. 2	28	47	62	78
Letters of guarantee		-	-	-	(46)

Total finance costs		$4,636	$13,306	$11,753	$27,252